Lincoln Benefit Life Company
                   Lincoln Benefit Life Variable Life Account

                       Supplement, dated January 14, 2005,
                                       to
              The Consultant VUL Variable Universal Life Prospectus
                                dated May 1, 2004

This supplement amends certain disclosure contained in the above-referenced prospectus for certain variable universal life policies issued by Lincoln Benefit Life Company.

We have received notice that the Board of Trustees ("Board") of PIMCO Advisors VIT has approved the liquidation, on or about April 29, 2005 (the "Closing Date"), of the PEA Science and Technology Portfolio (the "PEA Portfolio").

The Board based its decision, in part, upon the fact that the PEA Portfolio is relatively small in asset size and has failed to garner significant exposure in the variable contract market. In addition, the Board believes the outlook for future growth of the PEA Portfolio is not encouraging.

Due to the liquidation of the PEA Portfolio, we will no longer accept new premiums for investment in, nor will we permit transfers to, the PEA Science and Technology Portfolio Sub-Account ("PEA Sub-Account") on or after April 29, 2005.

Because the PEA Sub-Account will no longer be offered as an investment alternative as of the Closing Date, you may wish to transfer, prior to April 29, 2005, some or all of your interest in the PEA Sub-Account to the other investment alternatives currently offered by your Policy. Any value remaining in the PEA Sub-Account will be transferred automatically, as of the Closing Date, to the Fidelity VIP Money Market Sub-Account, an investment alternative already available under your Policy. These transfers are not subject to a transfer fee.

If you currently have allocations made to the PEA Sub-Account through automatic additions, automatic portfolio rebalancing, dollar cost averaging or systematic withdrawal programs, your allocation in the PEA Sub-Account will also need to be changed in these programs. If you do not change this allocation to other investment alternatives currently available under your Policy, any allocation to the PEA Sub-Account will be automatically allocated, as of the Closing Date, to the Fidelity VIP Money Market Sub-Account.

If your interest in the PEA Sub-Account is transferred automatically on the Closing Date to the Fidelity VIP Money Market Sub-Account, for 60 days following the Closing Date, you may transfer your interest in the Fidelity VIP Money Market Sub-Account to any other investment alternative(s) available under your Policy. This transfer is not subject to a transfer fee.

We will send you a confirmation that shows the amount that we credited to the Fidelity VIP Money Market Sub-Account or to the investment alternative that you chose and the date of the transaction. For additional information on how to transfer to another investment alternative, or how to make a change to your current allocation(s), please contact your financial representative or call our Customer Service Center at the number listed below.

Attached, as Appendix A, is a list of the Portfolios and Fixed Account Investment Alternatives currently available under your Policy.

Please keep this supplement for future reference together with your prospectuses.

               Number for Customer Service Center: 1-800-865-5237


                                   Appendix A

The Consultant VUL Variable Universal Life policy offers a variety of Investment Alternatives that encompass investment choices ranging from aggressive to conservative. Below is a listing of the Portfolios and Fixed Account Investment Alternatives currently available. Also included is the investment objective for each Portfolio.

For more complete information about each Portfolio, including expenses and risks associated with the Portfolio, please refer to the relevant prospectus for the Portfolio.


                                   PORTFOLIOS

AIM V.I. Basic Value Fund - Series I
Seeks long-term growth of capital.

Alger American Growth Portfolio - Class O Seeks long-term capital appreciation.

Alger American Income & Growth Portfolio - Class O
Seeks to provide a high level of dividend income. Its secondary goal is to provide capital appreciation.

Alger American Leveraged AllCap Portfolio - Class O Seeks long-term capital appreciation.

Alger American MidCap Growth Portfolio - Class O Seeks long-term capital appreciation.

Alger American Small Capitalization Portfolio - Class O Seeks long-term capital appreciation.

Federated Fund for U.S. Government Securities II Seeks current income.

Federated High Income Bond Fund II Seeks high current income.

Federated Capital Income Fund II
Seeks high current income and moderate capital appreciation.

Fidelity VIP Asset ManagerSM Portfolio - Initial Class
Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Fidelity VIP Contrafund(R) Portfolio - Initial Class Seeks long-term capital appreciation.

Fidelity VIP Equity-Income Portfolio - Initial Class Seeks reasonable income.

Fidelity VIP Growth Portfolio - Initial Class
Seeks capital appreciation.

Fidelity VIP Index 500 Portfolio - Initial Class
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500SM Index (S&P 500(R)).

Fidelity VIP Money Market Portfolio - Initial Class
Seeks as high a level of current income as is consistent with preservation of capital and providing liquidity.

Fidelity VIP Overseas Portfolio - Initial Class Seeks long-term growth of capital.

Janus Aspen Series Balanced Portfolio: Institutional Shares
Seeks long-term growth of capital consistent with preservation of capital and balanced by current income.

Janus Aspen Series Flexible Income Portfolio: Institutional Shares
Seeks to maximize total return from a combination of current income and capital appreciation, with an emphasis on current income.

Janus Aspen Series Foreign Stock Portfolio: Service Shares
Seeks long-term growth of capital.

Janus Aspen Series Growth Portfolio: Institutional Shares
Seeks long-term growth of capital in a manner consistent with the preservation of capital.

Janus Aspen Series Mid Cap Growth Portfolio: Institutional Shares
Seeks long-term growth of capital.

Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares
Seeks long-term growth of capital in a manner consistent with the preservation of capital.

MFS Emerging Growth Series - Initial Class Seeks long-term growth of capital.

MFS Investors Trust Series - Initial Class
Seeks long-term growth of capital with a secondary objective to seek reasonable current income.

MFS New Discovery Series - Initial Class
Seeks capital appreciation.

MFS Research Series - Initial Class Seeks long-term growth of capital and future income.

MFS Total Return Series - Initial Class
Seeks to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
Seeks capital appreciation.

PAVIT OpCap Balanced Portfolio Seeks growth of capital and investment income.

PAVIT OpCap Small Cap Portfolio Seeks capital appreciation.

PIMCO VIT Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares Seeks to maximize total return, consistent with preservation of capital and prudent investment management.

PIMCO VIT Total Return Portfolio - Administrative Shares
Seeks to maximize total return, consistent with preservation of capital and prudent investment management.

Putnam VT International Growth and Income Fund - Class IB Seeks capital growth. Current income is a secondary objective.

Salomon Brothers Variable Investors Fund - Class I
Seeks long-term growth of capital with current income as a secondary objective.

Scudder SVS I Balanced Portfolio - Class A
Seeks balance of growth and income from a diversified portfolio of equity and fixed income securities.

Scudder SVS I Bond Portfolio - Class A
Seeks to invest for a high level of income consistent with a high quality portfolio of debt securities.

Scudder SVS I Global Discovery Portfolio - Class A Seeks above average capital appreciation over the long-term.

Scudder SVS I Growth and Income Portfolio - Class A
Seeks long-term growth of capital primarily though diversified holdings of marketable foreign equity investments.

Scudder SVS I International Portfolio - Class A Seeks long-term growth of capital.

Strong Opportunity Fund II - Investor Class
Seeks capital growth.

Strong Mid Cap Growth Fund II - Investor Class
Seeks capital growth.

T. Rowe Price Equity Income Portfolio - I
Seeks to provide substantial dividend income as well as long-term growth of capital.


T. Rowe Price Mid-Cap Growth Portfolio - I Seeks long-term capital appreciation.


T. Rowe Price New America Growth Portfolio - I Seeks long-term growth of capital.

T. Rowe Price International Stock Portfolio - I Seeks long-term growth of capital.

Van Kampen UIF U.S. Mid Cap Value Portfolio, Class I
Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

Van Kampen LIT Aggressive Growth Portfolio, Class II
Seeks capital growth.

Van Kampen LIT Growth and Income Portfolio, Class II Seeks long-term growth of capital and income.


                              Fixed Account Options

Standard Fixed Account